Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.22%
Communication Services — 10.97%
37 Interactive Entertainment Network Technology Group Class A	200,100	$ 634,588
Advanced Info Service PCL	1,016,600	5,592,666
America Movil Class L	10,950,933	11,207,151
Baidu ADR †	56,018	8,331,557
Bharti Airtel †	2,137,823	18,541,921
MTN Group	666,563	5,409,941
NetEase	604,300	11,097,470
Saudi Telecom	245,247	6,346,708
Telkom Indonesia Persero	9,842,000	2,642,591
Tencent Holdings	1,306,420	59,004,339
Yandex Class A †	195,088	229,514
		129,038,446
Consumer Discretionary — 10.05%
Alibaba Group Holding †	438,900	6,258,973
Alibaba Group Holding ADR *, †	176,795	20,098,056
BYD Class H	160,500	6,422,618
Ecovacs Robotics Class A	39,951	727,429
Fix Price Group GDR 144A #, =	1,489,220	1,130,874
Great Wall Motor Class H	1,889,500	3,886,493
Hyundai Motor	84,696	11,774,205
JD.com Class A	287,361	9,257,896
Kia	59,248	3,527,318
Li Ning	1,302,500	12,067,562
Lojas Renner	1,516,369	6,539,558
Maruti Suzuki India	6,304	676,180
Meituan Class B 144A #, †	652,300	16,143,735
Naspers Class N	96,942	14,108,737
Pinduoduo ADR †	55,955	3,458,019
Titan	85,296	2,096,690
		118,174,343
Consumer Staples — 6.30%
Ambev	3,989,125	10,198,720
China Mengniu Dairy	3,372,000	16,823,903
Chongqing Brewery Class A	36,601	801,534
CP ALL PCL	1,465,000	2,486,211
Hindustan Unilever	104,115	2,940,757
ITC	3,039,292	10,525,770
Kweichow Moutai Class A	15,501	4,735,304
LG Household & Health Care	9,210	4,823,475
Shanxi Xinghuacun Fen Wine Factory Class A	85,015	4,124,833
Wal-Mart de Mexico	3,764,569	12,954,483
Wuliangye Yibin Class A	122,161	3,684,922
		74,099,912
	Number of shares	Value (US $)
Common Stocks (continued)
Energy — 7.46%
China Shenhua Energy Class H	2,319,500	$ 6,650,960
China Shenhua Energy Class A	2,339,889	11,639,500
LUKOIL =	276,569	334,123
Oil & Natural Gas	1,349,262	2,589,264
PetroChina Class H	5,788,000	2,758,720
Petroleo Brasileiro	391,259	2,284,702
PTT Exploration & Production PCL	1,900,600	8,574,337
Reliance Industries	811,937	26,686,559
Saudi Arabian Oil #	1,177,386	12,175,203
Shaanxi Coal Industry Class A	3,139,800	9,933,968
Shanxi Coking Coal Energy Group Class A	480,700	961,501
Yankuang Energy Group Class H *	1,020,000	3,197,737
		87,786,574
Financials — 18.30%
Agricultural Bank of China Class H	21,909,000	8,264,597
Agricultural Bank of China Class A	22,712,800	10,246,427
Al Rajhi Bank	670,584	14,744,591
Alinma Bank	548,427	4,881,923
Axis Bank	1,071,624	8,641,111
Bajaj Finance	29,824	2,039,501
Banco do Brasil	1,757,811	11,198,238
Bank Central Asia	27,910,500	13,582,891
Bank of Chengdu Class A	1,659,800	4,110,883
Bank of China Class H	34,775,000	13,871,355
Bank of China Class A	31,272,400	15,229,079
Bank Rakyat Indonesia Persero	40,339,800	11,237,467
Capitec Bank Holdings	45,629	5,559,284
Cathay Financial Holding	1,322,000	2,263,097
China Construction Bank Class A	3,020,500	2,734,301
China Construction Bank Class H	14,273,000	9,585,909
China Merchants Bank Class H	566,500	3,790,239
Credicorp	91,803	11,008,098
First Abu Dhabi Bank	943,945	4,826,247
FirstRand	704,508	2,700,894
Grupo Financiero Banorte Class O	983,000	5,494,378
ICICI Bank	2,309,731	20,683,678
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Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Industrial & Commercial Bank of China Class H	12,798,000	$ 7,600,382
Ping An Insurance Group Co. of China Class H	337,500	2,294,646
Postal Savings Bank of China Class H #, *	3,371,000	2,676,420
Saudi National Bank	676,662	11,884,552
Sberbank of Russia PJSC ADR =	1,032,386	42,485
Standard Bank Group	422,096	4,025,917
		215,218,590
Healthcare — 1.85%
Apollo Hospitals Enterprise	18,327	854,823
Bangkok Dusit Medical Services PCL	6,081,400	4,300,240
China Resources Sanjiu Medical & Pharmaceutical Class A	359,300	2,415,264
Daan Gene Class A	736,540	1,891,329
Imeik Technology Development Class A	29,574	2,650,717
Intco Medical Technology Class A	727,980	2,757,805
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,910,094
Wuxi Biologics Cayman 144A #, †	434,000	3,971,198
		21,751,470
Industrials — 8.74%
Aselsan Elektronik Sanayi Ve Ticaret	1,251,828	1,714,478
China Airlines	857,000	677,334
Contemporary Amperex Technology Class A	32,304	2,576,869
COSCO SHIPPING Holdings Class H	1,633,000	2,280,889
COSCO SHIPPING Holdings Class A	2,809,710	5,834,063
Eva Airways †	3,059,000	3,256,171
Evergreen Marine Taiwan	3,838,000	10,920,168
HMM	277,523	5,258,061
KOC Holding	2,533,503	5,555,378
Korea Aerospace Industries	74,493	3,086,663
Korean Air Lines †	151,760	2,945,434
Larsen & Toubro	736,228	14,526,921
Orient Overseas International	598,000	15,851,557
Wan Hai Lines	2,700,000	10,805,993
Xiamen C & D Class A	1,430,658	2,793,227
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Yang Ming Marine Transport	3,002,000	$ 8,309,301
YTO Express Group Class A	331,200	1,008,794
Zhuzhou Kibing Group Class A	1,986,475	3,783,451
ZTO Express Cayman ADR	59,679	1,638,189
		102,822,941
Information Technology — 23.05%
Delta Electronics	299,794	2,233,318
E Ink Holdings	467,000	2,960,617
eMemory Technology	113,382	3,946,739
HCL Technologies	451,263	5,561,325
Hon Hai Precision Industry	771,000	2,826,408
Infosys	1,079,360	19,980,580
Lenovo Group	2,074,000	1,937,404
LG Innotek	23,687	6,248,303
MediaTek	618,879	13,550,044
Nan Ya Printed Circuit Board	450,000	3,942,523
Novatek Microelectronics	716,000	7,272,336
Samsung Electro-Mechanics	22,264	2,237,717
Samsung Electronics	1,437,920	63,124,954
Samsung SDI	2,239	917,397
Silergy	34,552	2,783,125
SK Hynix	212,193	14,871,814
Taiwan Semiconductor Manufacturing	5,596,404	89,592,154
Tata Consultancy Services	300,810	12,444,539
Tech Mahindra	237,818	3,011,403
Unimicron Technology	1,291,000	6,881,917
United Microelectronics	1,668,000	2,196,250
Wipro	478,700	2,521,930
		271,042,797
Materials — 9.04%
Asian Paints	67,617	2,307,656
Eregli Demir ve Celik Fabrikalari TAS	1,344,599	2,186,320
Ganfeng Lithium Class H #, *	154,560	1,700,853
Guangzhou Tinci Materials Technology Class A	442,340	4,100,745
Hindalco Industries	385,946	1,655,014
Hoshine Silicon Industry Class A	104,900	1,848,439
Hubei Xingfa Chemicals Group Class A	524,201	3,444,662
Hunan Valin Steel Class A	4,376,600	3,327,741
Impala Platinum Holdings	147,610	1,643,524
Jiangsu Eastern Shenghong Class A	208,360	526,324
LG Chem	14,376	5,713,198
POSCO Holdings	12,116	2,150,907

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(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
SABIC Agri-Nutrients	284,020	$ 10,430,947
Sahara International Petrochemical	208,725	2,792,568
Sasol †	481,603	11,002,825
Saudi Arabian Mining †	275,016	3,653,833
Saudi Basic Industries	419,501	11,359,319
Sichuan Yahua Industrial Group Class A	414,200	2,020,171
Suzhou TA&A Ultra Clean Technology Class A	128,100	1,672,459
Tata Steel	207,789	2,281,344
Vale	661,491	9,684,518
Vedanta	1,379,376	3,895,037
YongXing Special Materials Technology Class A	294,400	6,693,848
Yunnan Aluminium Class A	2,442,200	3,604,400
Zijin Mining Group Class H	2,744,000	3,360,585
Zijin Mining Group Class A	2,347,200	3,271,347
		106,328,584
Real Estate — 1.46%
Aldar Properties	4,484,606	5,433,148
China Overseas Land & Investment	1,024,500	3,237,957
China Resources Land	1,208,000	5,634,501
Country Garden Services Holdings	171,000	761,642
Etalon Group GDR	2,791,564	613,045
Logan Group *	5,008,584	1,534,338
		17,214,631
Total Common Stocks (cost $1,110,406,418)		1,143,478,288

Preferred Stocks — 1.57%
Petroleo Brasileiro 28.52%	2,915,321	15,552,984
Sociedad Quimica y Minera de Chile Class B 4.93%	35,559	2,964,380
Total Preferred Stocks (cost $11,877,455)		18,517,364

	Number of shares	Value (US $)

Short-Term Investments — 0.35%
Money Market Mutual Fund — 0.35%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	4,099,553	$ 4,099,552
Total Short-Term Investments (cost $4,099,553)		4,099,552

Total Value of Securities Before Securities Lending Collateral—99.14% (cost $1,126,383,426)		1,166,095,204

Securities Lending Collateral — 0.05%
Money Market Mutual Fund — 0.05%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	616,835	616,835
Total Securities Lending Collateral (cost $616,835)		616,835

Total Value of Securities—99.19% (cost $1,127,000,261)		1,166,712,039■
Obligation to Return Securities Lending Collateral — (0.05%)		(616,835)
Receivables and Other Assets Net of Liabilities — 0.86%		10,111,999
Net Assets Applicable to 58,887,990 Shares Outstanding—100.00%		$1,176,207,203
†	Non-income producing security.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $37,798,283, which represents 3.21% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
■	Includes $11,746,855 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $11,817,017.

NQ-IV9630 [6/22] 8/22 (2383850)    3

Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund   (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CNY	(302,385)	USD	45,059	7/5/22	$—	$(117)
BNYM	KRW	(2,147,483,648)	USD	(2,522,421)	7/1/22	1,936	—
BNYM	TWD	(66,281,954)	USD	2,230,498	7/1/22	1,255	—
Total Foreign Currency Exchange Contracts						$3,191	$(117)
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company
Summary of currencies:
CNY – China Yuan Renminbi
KRW – South Korean Won
TWD – New Taiwan Dollar
USD – US Dollar
4    NQ-IV9630 [6/22] 8/22 (2383850)